SUPPLEMENT TO THE FIDELITY INTERMEDIATE BOND FUND
JUNE 26, 1999 PROSPECTUS

SHAREHOLDER MEETING. On or about September 15, 1999, a meeting of the shareholders of Fidelity Intermediate Bond Fund will be held to approve various proposals. Shareholders of record on July 19, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

SUPPLEMENT TO THE FIDELITY SMALL CAP SELECTOR
JUNE 26, 1999 PROSPECTUS

SHAREHOLDER MEETING. On or about September 15, 1999, a meeting of the shareholders of Fidelity Small cap Selector will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on July 19, 1999 are entitled to vote at the meeting. Among the proposals is a proposal to revise the management fee calculation for the fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustment calculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

SUPPLEMENT TO THE FIDELITY SMALL CAP STOCK FUND, FIDELITY MID-CAP
STOCK FUND AND FIDELITY LARGE CAP STOCK FUND JUNE 26, 1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about September 15, 1999, a
meeting of the shareholders of Fidelity Small Cap Stock Fund, Fidelity Mid-Cap Stock Fund and Fidelity Large Cap Stock Fund will be held to approve various proposals. Shareholders of record on July 19, 1999 are entitled to vote at the meeting. Among the proposals is a proposal to revise the management fee calculation for Fidelity Large Cap Stock Fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustment calculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

Effective August 2, 1999, the following information replaces similar information found in the "Fund Management" section on page 25.

David Felman is vice president and manager of Mid-Cap Stock Fund. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.